ASSET ACQUISITION (Details Narrative) - USD ($)		6 Months Ended	9 Months Ended
	Jul. 03, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Operating Capital		$ 265,000	$ (5,504,000)	$ 538,000
Legal Fees		$ 215,000
Stock Issued During Period, Shares, Acquisitions		50,000
Subsequent Event [Member] | Semi Cab LLC [Member]
Shares purchase	641,806
Seller Consideration share	320,903
Subsequent Event [Member] | Semi Cab LLC [Member]
Membership percentage	20.00%
Asset Purchase Agreement [Member] | Subsequent Event [Member]
Shares purchase	641,806
Purchase of assets value	$ 738,000
Employment Agreements [Member] | Subsequent Event [Member] | 2024 [Member] | Ajesh Kapoor [Member]
Salaries and wages	140,000
Employment Agreements [Member] | Subsequent Event [Member] | 2024 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	105,000
Employment Agreements [Member] | Subsequent Event [Member] | 2025 [Member] | Ajesh Kapoor [Member]
Salaries and wages	240,000
Employment Agreements [Member] | Subsequent Event [Member] | 2025 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	210,000
Employment Agreements [Member] | Subsequent Event [Member] | Subsequent Years [Member] | Ajesh Kapoor [Member]
Salaries and wages	300,000
Employment Agreements [Member] | Subsequent Event [Member] | 2026 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	240,000
Employment Agreements [Member] | Subsequent Event [Member] | 2027 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	270,000
Employment Agreements [Member] | Subsequent Event [Member] | 2028 [Member] | Vivek Sehgal Kapoor [Member]
Salaries and wages	$ 300,000